SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated events from March 31, 2021 through the date the financial statements were issued. The events requiring disclosure for this period are as follows;

Common stock

Stock Options Awarded and Issued under the 2021 Stock Plan:

On May 1, 2021 the Company granted 45,000 three-year options at an exercise price of $0.19 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $7,650.

Shares Awarded and Issued under the 2021 Stock Plan:

On April 1, 2021 the Company granted 10,000 shares to a Medical Advisory Board Member for her contribution to the Company during the first quarter of 2021. The total fair market value at the time of the award was $1,700, or $0.17/share.

On April 1, 2021 the Company granted 90,000 shares to three Board Members in reward of their attendance at Board and Committee meetings during the first quarter of 2021. The total fair market value at the time of the award was $15,300, or $0.17/share.

On April 22, 2021 the Company granted 150,000 shares to a Consultant to resolve issues with OTC and FINRA as a result of the SEC suspension. The total fair market value at the time of the award was $25,500, or $0.17/share.

Sales of Shares in Subsidiary, Convertible Notes and Conversion to Common Stock

On April 16, 2021, the Subsidiaries JV raised an initial $150,000 (450,000 shares) of a $3,500,000 (10,500,000 shares) Private Placement Offering to finance the ongoing clinical trials with ProLectin for treatment of COVID-19. The shares are convertible to Bioxytran common stock in a 1 for 1 exchange.

Issuance of Convertible Notes Payable

On May 3, 2021, the Company issued four 1-year convertible promissory notes (the “Notes”) with a face value of $1,265,000, maturing on May 2, 2022, and a stated interest of 6% to third-party investors. The Notes are convertible into common stock of the Company, par value $.001 per share (the “Common Stock”) from time to time, or at any time. Within 45 days of the Original Issuance Date, the company should prepare and file with the SEC a Registration Statement on Form S-1, shall include the Registrable Securities in the Registration Statement and use its best efforts to cause the Registration Statement to become effective and remain effective. The conversion price of the Notes is equal to $0.13 or 85% of the closing price of any Qualified Financing, which consists of any fundraising receiving gross proceeds of not less than $500,000, whichever is less. The Notes were funded on May 10, 2021, when the Company received proceeds of $1,265,000, with disbursements for the fees and commissions which in aggregate resulted in a total discount of $128,850 to be amortized to interest expense over the life of the Notes.

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated events from December 31, 2020 through the date the financial statements were issued. The events requiring disclosure for this period are as follows;

Common stock

Shares Awarded and Issued under the 2010 Stock Plan:

On January 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.24/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $2,400.

On January 15, 2021 the company granted 3,189,200 shares of Common Stock valued at $0.24/share, equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA, for a total value of $765,408.

The 2010 Stock Plan has been liquidated and did expire as at January 18, 2021.

2021 Stock Plan

On January 19, 2021, the “effective time”, the Board of Directors approved the 2021 Stock Plan. The Plan is established by the Company to attract and retain persons eligible to participate in the Plan, motivate Participants to achieve long-term Company goals, and further align Participants’ interests with those of the Company’s other stockholders. The Plan is adopted as at the Effective Time, subject to approval by the Company’s stockholders within 12 months before or after such adoption date. Unless the Plan is discontinued earlier by the Board, no Award shall be granted hereunder on or after the date 10 years after the effective date.

The aggregate number of shares of Stock which may be delivered under the Plan shall not exceed a number equal to 15% of the total number of shares of Stock outstanding immediately following the Effective Time, assuming for this purpose the conversion into Stock of all outstanding securities that are convertible by their terms (directly or indirectly) into Stock; provided, however, that, as at January 1 of each calendar year, commencing with the year 2022, the maximum number of shares of Stock which may be delivered under the Plan shall automatically increase by a number sufficient to cause the number of shares of Stock covered by the Plan to equal 15% of the total number of shares of Stock then outstanding, assuming for this purpose the conversion into Stock of all outstanding securities that are convertible by their terms (directly or indirectly) into Stock. The 2021 Stock Plan currently holds 17,014,376 shares.

Shares Awarded and Issued under the 2021 Stock Plan:

On April 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.17/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $1,700.

On April 1, 2021 the Company granted 30,000 shares each, with a fair market value of $0.17/share at the time of award, to three members of the Company Board as compensation for their contribution in the Board and Committee meetings during Q1, 2021, for a total of $15,300.

Stock Options Awarded and Issued Under the 2021 Stock Plan:

On February 1, 2021 the Company granted 45,000 three-year options at an exercise price of $0.20 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $6,750.

Sales of Shares in Subsidiary, Convertible Notes and Conversion to Common Stock

At March 24, 2021, Pharmalectin Partners, LLC have invested an additional $450,000 in the Subsidiary, increasing their interest in the Subsidiary to 12%.

Litigation

On January 20, 2021 the Supreme Court of the State of New York, County of Nassau, granted Power Up a summary judgement against the Company for Breach of Contact, awarding Power Up damages in the amount of $420,750.